Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Abstract]
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	$ 7.4	$ 8.3
Collateral for derivative instruments with credit-risk-related contingent features	5.6	7.1
Additional collateral for derivative instruments with credit-risk-related contingent features	$ 1.8	$ 1.2